11 Investments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Net revenue	R$ 52,323,525	R$ 57,999,866	R$ 49,260,594
Cost of products sold	(45,879,118)	(46,576,657)	(36,177,408)
Gross profit	6,444,407	11,423,209	13,083,186
Income (expenses)
Selling and distribution	(1,783,455)	(1,689,179)	(1,446,153)
(Loss) reversals for impairment of trade accounts receivable	(7,069)	87,008	(13,455)
General and administrative	(2,224,180)	(1,793,185)	(1,434,272)
Research and development	(247,730)	(219,256)	(167,456)
Results from equity investments	10,218	(888)	39,956
Other income	2,408,434	1,027,222	314,934
Other expenses	(4,446,942)	(554,713)	(1,169,814)
Operating profit	153,683	8,280,218	9,206,926
Financial results
Financial expenses	(3,882,785)	(3,007,551)	(3,747,217)
Financial income	850,554	589,052	603,630
Exchange rate variations, net	(1,724,520)	(2,256,983)	(798,762)
Finance income (cost)	(4,756,751)	(4,675,482)	(3,942,349)
Profit (loss) before income tax and social contribution	(4,603,068)	3,604,736	5,264,577
IR and CSL - current and deferred	1,962,670	(736,551)	(1,357,682)
IR and CSL - current and deferred	1,962,670	(736,551)	(1,357,682)
Profit (loss)for the year	(2,640,398)	2,868,185	3,906,895
Discontinued operations results
Profit (loss) from discontinued operations			13,499
IR and CSL - current and deferred			(4,623)
Profit from discontinued operations			8,876
(Loss) profit for the year	(2,640,398)	2,868,185	3,915,771
Consolidated Braskem Without The Effect Of Braskem Idesa Consolidated [Member]
Disclosure of subsidiaries [line items]
Net revenue	49,961,286	54,851,243	46,207,109
Cost of products sold	(44,111,980)	(44,928,721)	(34,675,494)
Gross profit	5,849,306	9,922,522	11,531,615
Income (expenses)
Selling and distribution	(1,582,794)	(1,495,507)	(1,274,362)
(Loss) reversals for impairment of trade accounts receivable	(4,772)	87,008	(13,455)
General and administrative	(2,082,002)	(1,669,277)	(1,336,072)
Research and development	(247,730)	(219,256)	(167,456)
Results from equity investments	(326,427)	76,821	191,949
Other income	2,102,684	656,725	282,629
Other expenses	(4,466,450)	(502,795)	(1,169,814)
Operating profit	(758,185)	6,856,241	8,045,034
Financial results
Financial expenses	(3,009,471)	(2,227,544)	(3,044,668)
Financial income	1,135,118	867,185	850,367
Exchange rate variations, net	(1,768,850)	(2,014,205)	(936,804)
Finance income (cost)	(3,643,203)	(3,374,564)	(3,131,105)
Profit (loss) before income tax and social contribution	(4,401,388)	3,481,677	4,913,929
IR and CSL - current and deferred	1,873,207	(639,394)	(1,057,699)
IR and CSL - current and deferred	1,873,207	(639,394)	(1,057,699)
Profit (loss)for the year	(2,528,181)	2,842,283	3,856,230
Discontinued operations results
Profit (loss) from discontinued operations			13,499
IR and CSL - current and deferred			(4,623)
Profit from discontinued operations			8,876
(Loss) profit for the year	(2,528,181)	2,842,283	3,865,106
Braskem Idesa Consolidated [Member]
Disclosure of subsidiaries [line items]
Net revenue	3,050,420	3,766,371	3,656,801
Cost of products sold	(2,509,060)	(2,314,998)	(2,125,031)
Gross profit	541,360	1,451,373	1,531,770
Income (expenses)
Selling and distribution	(200,661)	(193,672)	(171,791)
(Loss) reversals for impairment of trade accounts receivable	(2,297)
General and administrative	(141,269)	(123,576)	(122,043)
Other income	305,750	370,497	32,305
Other expenses	(19,508)	(51,918)
Operating profit	522,391	1,452,704	1,270,241
Financial results
Financial expenses	(1,205,412)	(1,090,019)	(973,952)
Financial income	47,534	31,879	24,666
Exchange rate variations, net	75,610	(232,064)	132,186
Finance income (cost)	(1,082,268)	(1,290,204)	(817,100)
Profit (loss) before income tax and social contribution	(559,877)	162,500	453,141
IR and CSL - current and deferred	89,463	(97,157)	(299,983)
IR and CSL - current and deferred	89,463	(97,157)	(299,983)
Profit (loss)for the year	(470,414)	65,343	153,158
Discontinued operations results
(Loss) profit for the year	(470,414)	65,343	153,158
Eliminations [Member]
Disclosure of subsidiaries [line items]
Net revenue	(688,181)	(617,748)	(603,316)
Cost of products sold	741,922	667,062	623,117
Gross profit	53,741	49,314	19,801
Income (expenses)
General and administrative	(909)	(332)	23,843
Results from equity investments	336,645	(77,709)	(151,993)
Operating profit	389,477	(28,727)	(108,349)
Financial results
Financial expenses	332,098	310,012	271,403
Financial income	(332,098)	(310,012)	(271,403)
Exchange rate variations, net	(31,280)	(10,714)	5,856
Finance income (cost)	(31,280)	(10,714)	5,856
Profit (loss) before income tax and social contribution	358,197	(39,441)	(102,493)
Profit (loss)for the year	358,197	(39,441)	(102,493)
Discontinued operations results
(Loss) profit for the year	R$ 358,197	R$ (39,441)	R$ (102,493)